Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	2011(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$39,333	$42,365	$44,628	$44,865
Operating expenses	32,890	34,657	35,724	33,994
(Loss) income from continuing operations	(998)	(1,126)	(575)	1,201
(Loss) income from discontinued operations	(2,894)	1,878	(3,137)	(3,100)
Less: Net loss attributable to noncontrolling interests	138	65	265	219

Net (loss) income attributable to First Potomac Realty Trust	(3,754)	817	(3,447)	(1,680)

Less: Dividends on preferred shares	(1,783)	(2,228)	(2,228)	(2,228)
Net loss attributable to common shareholders	$(5,537)	$(1,411)	$(5,675)	$(3,908)

Basic and diluted earnings per common share:
Loss from continuing operations	$(0.06)	$(0.07)	$(0.06)	$(0.02)
(Loss) income from discontinued operations	(0.06)	0.04	(0.06)	(0.06)

Net loss	$(0.12)	$(0.03)	$(0.12)	$(0.08)

	2010(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$33,501	$31,930	$33,076	$35,256
Operating expenses	26,431	24,909	24,504	34,199
(Loss) income from continuing operations	(1,631)	(718)	237	(6,925)
(Loss) income from discontinued operations	(577)	751	(3,172)	360
Less: Net loss (income) attributable to noncontrolling interests	49	(1)	55	129

Net (loss) income attributable to common shareholders	$(2,159)	$32	$(2,880)	$(6,436)

Basic and diluted earnings per common share:
(Loss) income from continuing operations	$(0.06)	$(0.02)	$—	$(0.16)
(Loss) income from discontinued operations	(0.02)	0.02	(0.08)	0.01

Net (loss) income	$(0.08)	$—	$(0.08)	$(0.15)

(1)	These figures are rounded to the nearest thousand, which may impact crossfooting in reconciling to full year totals.